Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and non-PEO
named executive officers, or
Non-PEO
NEOs, and our performance for the fiscal years listed below.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please
review Compensation Discussion and Analysis beginning on page 42.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (1) $ (b)	Compensation Actually Paid to PEO (2)(3) $ (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4) $ (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)(3)(4) $ (e)	Total Shareholder Return $ (f)	Peer Group Total Shareholder Return (5) $ (g)	Net Income (Loss) (in millions) $ (h)	Net Product Revenue (6) (in millions) $ (i)
2022	3,036,388	671,389	1,372,956	621,735	9.13	113.65	(92.6)	177.1
2021	3,133,316	2,424,435	1,402,223	1,166,993	35.76	126.45	(282.8)	142.2
2020	5,930,437	1,990,802	1,904,276	696,805	44.30	126.42	(383.5)	128.9

(1)	The PEO was John P. Butler for all years in the table.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,036,388	1,372,956	3,133,316	1,402,223	5,930,437	1,904,276
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)	$(4,733,631)	$(1,333,375)

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$444,359	$216,429	$1,126,591	$395,336	$1,356,960	$308,023
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(811,303)	$(279,712)	$(282,800)	$(88,001)	$(992,965)	$(281,589)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(248,729)	$(102,633)	$220,005	$58,321	$430,001	$113,669
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$(14,199)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,364,999)	$(751,221)	$(708,881)	$(235,230)	$(3,939,635)	$(1,207,470)
Compensation Actually Paid (as calculated)	$671,389	$621,735	$2,424,435	$1,166,993	$1,990,802	$696,805

(3)
Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table Amounts except for adjusting for expected performance of performance-based equity awards.

The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020.

	For Stock Options Vesting in				Weighted Average Fair Value of Full Value Awards Vesting in
	2022	2021	2020		2022	2021	2020
Expected volatility	96% - 129%	95% - 103%	65% - 95%	For Restricted Share and Restricted Stock Units	$2.15	$3.45	$7.37
Expected dividend yield	0%	0%	0%	For Performance Share Awards	$2.16	$3.39	n/a
Expected term, in years	3.2 - 4.5	3.7 - 4.5	4.2 - 4.5
Risk-free interest rate	1.0% - 4.3%	.4% - .9%	.3% - .9%

(4)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Nicole R. Hadas

2021: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Dell Faulkingham
2020: Jason A. Amello, David A. Spellman, Michel Dahan, Steven K. Burke, M.D., Dell Faulkingham

(5)
The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2022.

(6)
We determined net product revenue to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	net product revenue
Named Executive Officers, Footnote [Text Block]
2022: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Nicole R. Hadas

2021: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Dell Faulkingham
2020: Jason A. Amello, David A. Spellman, Michel Dahan, Steven K. Burke, M.D., Dell Faulkingham

Peer Group Issuers, Footnote [Text Block]	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
	for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 3,036,388	$ 3,133,316	$ 5,930,437
PEO Actually Paid Compensation Amount	$ 671,389	2,424,435	1,990,802
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,036,388	1,372,956	3,133,316	1,402,223	5,930,437	1,904,276
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)	$(4,733,631)	$(1,333,375)

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$444,359	$216,429	$1,126,591	$395,336	$1,356,960	$308,023
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(811,303)	$(279,712)	$(282,800)	$(88,001)	$(992,965)	$(281,589)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(248,729)	$(102,633)	$220,005	$58,321	$430,001	$113,669
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$(14,199)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,364,999)	$(751,221)	$(708,881)	$(235,230)	$(3,939,635)	$(1,207,470)
Compensation Actually Paid (as calculated)	$671,389	$621,735	$2,424,435	$1,166,993	$1,990,802	$696,805

Non-PEO NEO Average Total Compensation Amount	$ 1,372,956	1,402,223	1,904,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 621,735	1,166,993	696,805
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$3,036,388	1,372,956	3,133,316	1,402,223	5,930,437	1,904,276
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)	$(4,733,631)	$(1,333,375)

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$444,359	$216,429	$1,126,591	$395,336	$1,356,960	$308,023
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(811,303)	$(279,712)	$(282,800)	$(88,001)	$(992,965)	$(281,589)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(248,729)	$(102,633)	$220,005	$58,321	$430,001	$113,669
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$(14,199)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,364,999)	$(751,221)	$(708,881)	$(235,230)	$(3,939,635)	$(1,207,470)
Compensation Actually Paid (as calculated)	$671,389	$621,735	$2,424,435	$1,166,993	$1,990,802	$696,805

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
2022 Performance Measures
The following table presents the financial and
non-financial
performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2022 to company performance. The measures in this table are not ranked. Of these measures, as noted above, we have identified net product revenue as the most important of our financial performance measures used to link Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2022 to company performance.
Net Product Revenue
Cash Management
Supporting Vadadustat Globally
Progressing Pipeline

Total Shareholder Return Amount	$ 9.13	35.76	44.3
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (92,600,000)	$ (282,800,000)	$ (383,500,000)
Company Selected Measure Amount	177,100,000	142,200,000	128,900,000
PEO Name	John P. Butler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Management
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Supporting Vadadustat Globally
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Progressing Pipeline
PEO [Member] | Adjustment Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Value For Stock Awards And Option Awards Included In The Summary Compensation Table For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,749,327)	(1,772,676)	(4,733,631)
PEO [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	444,359	1,126,591	1,356,960
PEO [Member] | Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(811,303)	(282,800)	(992,965)
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(248,729)	220,005	430,001
PEO [Member] | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,364,999)	(708,881)	(3,939,635)
Non-PEO NEO [Member] | Adjustment Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Value For Stock Awards And Option Awards Included In The Summary Compensation Table For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(585,304)	(600,887)	(1,333,375)
Non-PEO NEO [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,429	395,336	308,023
Non-PEO NEO [Member] | Year Over Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(279,712)	(88,001)	(281,589)
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(102,633)	58,321	113,669
Non-PEO NEO [Member] | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(14,199)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (751,221)	$ (235,230)	$ (1,207,470)